Net Interest Expense and Other Net Finance Expense (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Interest Expense

		For the year ended December 31
		2020	2019
	Note	$	$
Interest on credit facilities	17	20.1	37.6
Interest on lease liabilities	12	28.8	32.3
Other		4.2	3.4
Total interest expense		53.1	73.3
Interest income on FVOCI investment debt securities	15	(2.8)	(2.5)
Other		(1.1)	(1.2)
Total interest income		(3.9)	(3.7)
Net interest expense		49.2	69.6

Schedule of Other Net Finance Expense

Other net finance expense	For the year ended December 31
	2020	2019
	$	$
Bank charges	4.0	3.5
Other	0.9	(0.4)
Other net finance expense	4.9	3.1